Commitments and Contingencies - Summary of Minimum Future Lease Payments (Detail) $ in Thousands	Dec. 31, 2020 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2021	$ 1,031
2022	994
2023	985
2024	992
2025 and thereafter	3,890
Total	$ 7,892